Business combinations - Additional information (Detail) ¥ in Millions, $ in Millions	Jul. 30, 2024 CNY (¥)	Apr. 02, 2024 HKD ($)	Apr. 02, 2024 CNY (¥)
Disclosure of detailed information about business combination [line items]
Attributable equity interest to the Group	100.00%	100.00%
Stock Purchase by Consideration in cash	¥ 70	$ 933	¥ 846